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Davis Polk & Wardwell LLP 450 Lexington Avenue New York, NY 10017	212 450 4000 tel 212 450 5800 fax

December 30, 2011
Re:	Avenue Income Credit Strategies Fund Registration Statement on Form N-2 Investment Company Act File Number 811-22485

Dominic Minore, Esq.
Securities and Exchange Commission
100 F Street, N.E., Mail Stop 4720
Washington, D.C. 20549

Dear Mr. Minore:

On behalf of Avenue Income Credit Strategies Fund (the “Fund”), we hereby submit for filing by direct electronic transmission the Fund’s initial registration statement on Form N-2, for a potential offering of rights to subscribe for the Fund’s common shares, pursuant to the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended (the “Rights Registration Statement”).  Please note that the board of trustees of the Fund (the “Board”) has approved the Fund’s preparation for such an offering but before the commencement of such an offering the definitive terms must be approved by the Board.

In accordance with Release No. IC-13768 (February 15, 1984) (the “Release”), we hereby request a “limited review” of this filing on an expedited basis. As per the Release, the disclosure in the Rights Registration Statement is substantially similar to the disclosure set forth in the registration statement relating to the Fund's initial public offering that was declared effective on January 26, 2011, except for the inclusion of the disclosure relating to the potential rights offering and updated information with respect to the Fund generally.

To facilitate your review, a Microsoft Word version of a marked copy of the Rights Registration Statement, indicating all changes to this document from the final amendment of the registration statement for the Fund’s initial public offering that was filed with the Securities and Exchange Commission on January 25, 2011 and declared effective on January 26, 2011, will be provided to you under separate cover.

Any questions or communications concerning the enclosed materials should be directed to Nora M. Jordan of this firm at 212-450-4684 or Gregory S. Rowland of this firm at 212-450-4930.

2	December 30, 2011

Very truly yours, /s/ Davis Polk & Wardwell LLP
DAVIS POLK & WARDWELL LLP

Enclosure